Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.9%
620,497	Schwab U.S. TIPS ETF	$ 35,684,783	8 .9

	Total Exchange-Traded Funds
	(Cost $33,154,865)	35,684,783	8 .9

MUTUAL FUNDS: 91.1%
	Affiliated Investment Companies: 91.1%
1,254,219	Voya Emerging Markets Index Portfolio - Class I	11,664,232	2 .9
1,923,459	Voya International Index Portfolio - Class I	15,676,192	3 .9
1,179,325	Voya RussellTM Mid Cap Index Portfolio - Class I	11,722,491	2 .9
22,092,038	Voya U.S. Bond Index Portfolio - Class I	247,209,910	61 .7
5,773,746	Voya U.S. Stock Index Portfolio - Class I	78,811,638	19 .7

	Total Mutual Funds
	(Cost $328,991,002)	365,084,463	91 .1

	Total Investments in Securities (Cost $362,145,867)	$ 400,769,246	100 .0
	Liabilities in Excess of Other Assets	(71,825)	–
	Net Assets	$ 400,697,421	100 .0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 35,684,783	$ –	$ –	$ 35,684,783
Mutual Funds	365,084,463	–	–	365,084,463
Total Investments, at fair value	$ 400,769,246	$ –	$ –	$ 400,769,246

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,326,416	$2,014,910	$(493,055)	$(3,184,039)	$11,664,232	$-	$(51,757)	$-
Voya International Index Portfolio - Class I	17,224,417	3,180,411	(629,142)	(4,099,494)	15,676,192	-	(40,745)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	12,906,139	3,001,999	(565,522)	(3,620,125)	11,722,491	-	(3,938)	-
Voya U.S. Bond Index Portfolio - Class I	256,202,871	11,492,207	(26,782,482)	6,297,314	247,209,910	1,691,031	429,265	-
Voya U.S. Stock Index Portfolio - Class I	86,755,352	14,301,557	(4,132,616)	(18,112,655)	78,811,638	-	984,103	-
	$386,415,195	$33,991,084	$(32,602,817)	$(22,718,999)	$365,084,463	$1,691,031	$1,316,928	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Cost for federal income tax purposes was $365,575,970.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 44,017,261
Gross Unrealized Depreciation	(8,823,985)
Net Unrealized Appreciation	$ 35,193,276